Other expenses (income) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of other operating income (expense) [Abstract]
Care and maintenance	$ 13	$ 0	$ 0
Government fiscal claims, cost of old tailings operations and other expenses	4	10	20
Pension and medical defined benefit provisions	3	3	8
Royalty received	(2)	(1)	(2)
Royalty receivables impaired	0	0	4
Retrenchment and related costs	1	0	0
Legal fees and project costs	0	3	9
Refund from insurance claim	0	(5)	(5)
Other indirect taxes	7	18	23
Other operating income (expense)	$ 26	$ 28	$ 57